FINANCIAL INSTRUMENTS - Carrying Value Versus Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,422.7	$ 1,440.3
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,407.6	1,438.5
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	6.1	0.0
Borrowings1 [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	993.8	1,047.9
Borrowings1 [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	993.8	1,047.9
Borrowings1 [Member] | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0.0	0.0
Borrowings1 [Member] | Senior Debt Notes [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Fair value	996.5	1,051.3
Borrowings1 [Member] | Senior Debt Notes [Member] | Fair value
Disclosure of financial liabilities [line items]
Fair value	$ 989.3	$ 1,042.2